Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended	116 Months Ended
	Jun. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		16.94%	10.36%		9.43%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.10%	8.67%		8.25%
Class F Prospectus | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.34%	7.89%		7.44%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Percent		0.72%	(0.62%)		1.26%
Performance Inception Date	Apr. 30, 2015
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.75%)	(1.87%)		0.05%
Class F Prospectus | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.42%	(0.95%)		0.46%
Class F Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%		13.34%
Class F Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%		12.73%
Class F Prospectus | The Fund's 80/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.02%	11.92%		11.00%
Class F Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.26%
Class Y Prospectus | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		17.01%	10.45%	9.57%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	8.73%	8.34%
Class Y Prospectus | Catholic Values Equity Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.40%	7.95%	7.54%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Average Annual Return, Percent		0.82%	(0.54%)	1.41%
Performance Inception Date	May 29, 2015
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.69%)	(1.82%)	0.16%
Class Y Prospectus | Catholic Values Fixed Income Fund Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.48%	(0.91%)	0.56%
Class Y Prospectus | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.31%
Class Y Prospectus | Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.68%
Class Y Prospectus | The Fund's 80/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.02%	11.92%	11.00%
Class Y Prospectus | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.30%